Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2025	December 31, 2024
Long-term debt and other financial liabilities	293,958	261,451
Less: Deferred finance costs and debt discounts	(3,798)	(3,864)
Total	290,160	257,587
Less - current portion	(54,940)	(37,401)
Long-term portion	235,220	220,186

Senior long-term debt
New Loan Facilities during the year ended December 31, 2025
February 2025 Piraeus Bank Loan Facility

On February 24, 2025, the Company entered into a facility agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a $53,560 term loan for the purpose of (i) refinancing the June 2022 Piraeus Bank Loan Facility, which was secured by the Worldship and Honorship and (ii) partially financing the acquisition cost of the Meiship. The facility was drawn on February 25, 2025. The loan bears interest at term SOFR plus a margin of 2.05% per annum. A sustainability linked margin adjustment mechanism was introduced, whereby the applicable interest margin can be decreased by 0.05% per annum, per vessel based on the achievement of certain emission thresholds. The facility has a five-year term and the repayment schedule comprises 20 quarterly installments of $1,450 and a final balloon of $24,560 payable together with the final installment. The Company is required to maintain a corporate leverage ratio (as defined therein) not exceeding 70% until maturity. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 125% until the second anniversary of the drawdown date and 130% thereafter until the maturity of the loan. The borrowers are required to maintain an aggregate minimum liquidity amount of $3,000 in their operating accounts. As of December 31, 2025, the amount outstanding under the February 2025 Piraeus Bank Loan Facility was $49,210.

December 2025 Danish Ship Finance Loan Facility

On December 12, 2025, the Company entered into a facility agreement with Danish Ship Finance A/S (“DSF”) for a $45,279 term loan for the purpose of (i) refinancing the October 2022 Danish Ship Finance Loan Facility, which was secured by the Premiership, Fellowship and Championship, (ii) financing the purchase obligation of the Flagship under the Flagship Cargill Sale and Leaseback and (iii) general corporate purposes. The facility was drawn on December 12, 2025. The loan facility was divided into five tranches. Tranche A, secured by the Fellowship, and Tranche B, secured by the Premiership, each have a twenty-two-month term and a repayment schedule comprising eight quarterly installments of $518 and a final balloon of $2,071 payable together with the final installments. Each of Tranche A and Tranche B bears interest of term SOFR plus a margin of 2.50% per annum and each borrower is required to maintain a minimum liquidity amount of $650. Tranche C, secured by the Championship, has a twenty-eight-month term and a repayment schedule comprising ten quarterly installments of $585 and a final balloon of $2,930 payable together with the final installment. Tranche C bears interest of term SOFR plus a margin of 2.65% per annum, while the borrower is required to maintain a minimum liquidity amount of $700. Tranche D, secured by the Flagship, has a five-year term and a repayment schedule comprising twenty quarterly installments of $750 and a final balloon of $1,800 payable together with the final installment. Tranche D bears interest of term SOFR plus a margin of 2.10% per annum, while the borrower is required to maintain a minimum liquidity amount of $800. Tranche E, secured by the Fellowship, Premiership and Championship, has a three-and-a-half-year term and a repayment schedule comprising fourteen quarterly installments of $519. Tranche E bears interest of term SOFR plus a margin of 1.95% per annum. A sustainability linked margin adjustment mechanism applies to all five tranches, whereby the interest margin can be increased or decreased by 0.05% based on certain emission thresholds. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 133%, at any time when the corporate leverage ratio (as defined therein) is equal to or less than 65%. If the corporate leverage ratio is higher than 65%, the Company is required to maintain a security cover ratio (as defined therein) of not less than 143%. Finally, the Company is required to maintain a leverage ratio (as defined therein) not exceeding 70% until the maturity of the loan. As of December 31, 2025, the amount outstanding under the December 2025 DSF Loan Facility was $45,279.
Loan Facilities amended during the year ended December 31, 2025

June 2022 Alpha Bank Loan Facility

On June 21, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $21,000 term loan secured by the Dukeship. The loan facility bore interest at SOFR plus a margin of 2.95% per annum and the term is four years. On September 23, 2025, the Company entered into a supplemental agreement to reduce the margin to 2.40% per annum plus term SOFR, with retroactive effect from June 2025. The relevant amendment was assessed based on the provisions of ASC 470-50 and was treated as debt modification. In addition, the Company has the option to pledge cash in the form of time deposits, up to the aggregate amount of the loan outstanding at that time. For the part of the loan equal to the pledged amount, the margin will be reduced to 0.75% per annum for the term of the pledged time deposit, which as per the agreement shall coincide with an interest period of the facility. The repayment schedule comprises four quarterly installments of $1,000 followed by twelve quarterly installments of $500 and a final balloon of $11,000 payable together with the sixteenth installment. In addition, the Company is required to maintain a security requirement ratio (as defined therein) not less than 125%. The borrower is required to maintain minimum liquidity of $500 in its operating account. The loan facility was cross collateralized with the August 2021 Alpha Bank Loan Facility until it was fully repaid. As of December 31, 2025, the amount outstanding under the facility was $12,000.

Pre – Existing Loan Facilities
October 2024 Alpha Bank Loan Facility
On October 21, 2024, the Company entered into a facility agreement with Alpha Bank S.A. for a $34,000 term loan for the purpose of (i) refinancing the December 2022 Alpha Bank Loan Facility, which was secured by the Paroship, (ii) financing the purchase option for the Titanship (Note 7) and iii) providing liquidity for working capital purposes. The facility was drawn on October 22, 2024. The loan bears interest of term SOFR plus a margin of 2.40% per annum. The Company has the option to pledge cash deposits in the form of time deposit up to the aggregate amount of the loan outstanding at the time. For the part of the loan equal to the pledged amount, the applicable margin is reduced to 0.75% per annum, for the term of the pledged time deposit, which as per the agreement shall coincide with an interest period of the facility. The term of the facility is five years, and the repayment schedule comprises four quarterly installments of $1,200, followed by sixteen quarterly installments of $900 and a final balloon of $14,800 payable together with the final installment. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 125%. The refinancing of the December 2022 Alpha Bank Loan Facility was assessed based on the provisions of ASC 470-50 and was treated as debt modification. As of December 31, 2025, the outstanding amount under the facility was $29,200.
Loan Facilities repaid during the years ended December 31, 2025 and 2024

August 2021 Alpha Bank Loan Facility

On August 9, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $44,120 term loan for the purpose of (i) refinancing a pre-existing Alpha Bank loan facility which was secured by the Leadership, the Squireship and the Lordship and (ii) financing the previously unencumbered Friendship. Originally, the loan was divided into two tranches as follows: Tranche A, corresponding to the Squireship and the Lordship and Tranche B, corresponding to the Friendship.  On June 30, 2022, the Company entered into a supplemental agreement to the facility pursuant to which, the August 2021 Alpha Bank Loan Facility was cross collateralized with the June 2022 Alpha Bank Loan Facility discussed above. On April 28, 2023, the Company prepaid $8,506 of Tranche A and $3,470 of Tranche B using the proceeds from the Village Seven Sale and Leaseback (described below) and as a result all the securities regarding the Lordship were irrevocably and unconditionally released. Following the prepayment of the Lordship, the amortization schedule of the remaining tranches was amended whereby Tranche A was repayable through seven quarterly installments of $601 each and a final balloon of $10,284 payable together with the final installment and Tranche B was repayable through eight quarterly installments of $258 each and a final balloon of $3,918 payable together with the final installment. Tranche A bore interest of term SOFR plus a margin of 3.55% per annum and Tranche B bore interest of term SOFR plus a margin of 3.30% per annum. The borrower owning the Squireship was required to maintain an average quarterly minimum free liquidity of $500, whereas the borrower owning the Friendship was required to maintain $500 at all times. On March 20, 2025, the Company fully refinanced the outstanding amount of $10,885 under the Tranche A and $4,434 under the Tranche B of the facility using the proceeds from the Huarong Squireship Sale and Leaseback and the Huarong Friendship Sale and Leaseback, respectively, and all securities created in favor of Alpha Bank were irrevocably and unconditionally released. On that date, as a result of the full prepayment, an amount of $28 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the consolidated statements of income.
Sinopac Loan Facility

On December 20, 2021, the Company entered into a $15,000 loan facility with Sinopac Capital International (HK) Limited to refinance a part (Tranche B) of a pre-existing facility with Entrust Global secured by, inter alia, the Geniuship. The interest rate was term SOFR plus a margin of 3.50% per annum. The principal was repayable over a five-year term, through four quarterly installments of $530 followed by 16 quarterly installments of $385 and a final balloon payment of $6,720 payable together with the last installment. On September 10, 2025, in connection with the disposal of the Geniuship, the Company fully prepaid the outstanding loan amount of $9,030. On that date, as a result of the full prepayment, an amount of $63 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the consolidated statements of income.

June 2022 Piraeus Bank Loan Facility
On June 22, 2022, the Company entered into a facility agreement with Piraeus Bank S.A. for a $38,000 sustainability-linked loan for the purpose of (i) refinancing the pre-existing Piraeus Bank loan facility, which was secured by the Worldship and (ii) partly financing the acquisition cost of the Honorship. The loan bore interest of term SOFR plus a margin of 3.00% per annum and a credit adjustment spread (as defined therein). On November 29, 2024, the Company entered into a second supplemental agreement to (i) extend the maturity to December 24, 2027, (ii) amend the repayment schedule by adding two quarterly installments of $750, (iii) reduce the pre-existing margin of 3.00% to 2.60% per annum with retroactive effect from June 25, 2024, and (iv) eliminate the credit adjustment spread with retroactive effect from June 25, 2024. The facility was repayable through four quarterly installments of $2,000, followed by two quarterly installments of $1,500, followed by sixteen quarterly installments of $750 and a final balloon of $15,000 payable together with the final installment. The borrowers were required to maintain an aggregate minimum liquidity amount of $2,000 in their operating accounts. On February 27, 2025, the Company fully refinanced the outstanding amount of $24,000 using the proceeds from the February 2025 Piraeus Bank Loan Facility and all securities created in favor of Piraeus Bank were irrevocably and unconditionally released.

October 2022 Danish Ship Finance Loan Facility

On October 10, 2022, the Company entered into a facility agreement with Danish Ship Finance A/S for a $28,000 term loan for the purpose of refinancing a pre-existing loan facility with UniCredit Bank AG, which was secured by the Premiership and the Fellowship. The October 2022 Danish Ship Finance Loan Facility, initially divided into two equal tranches, bore interest of SOFR plus a margin of 2.50% per annum and had a term of five years. The repayment schedule of each tranche comprised six quarterly installments of $780 followed by fourteen quarterly installments of $518 and a final balloon of $2,100 payable together with the twentieth installment. Each borrower was required to maintain minimum liquidity of $650 in its retention account.

On April 18, 2023, the Company amended and restated the loan facility with Danish Ship Finance A/S entered in October 2022 to refinance the pre-existing sale and leaseback with Cargill, which was secured by the Championship. The amended and restated facility included a new tranche secured by the Championship, while a sustainability adjustment mechanism was introduced in respect of the underlying interest rate of the facility. The new tranche had a five-year term and the repayment schedule comprised eight quarterly installments of $725 followed by twelve quarterly installments of $585 and a final balloon of $2,930 payable together with the final installment. The interest rate was 2.65% over 3-month term SOFR per annum, which could be increased or decreased by 0.05% based on certain emission reduction thresholds. For the new tranche secured by the Championship, the borrower was required to maintain a minimum liquidity amount of $700.

On December 12, 2025, the Company fully refinanced the outstanding amount of $21,207 using the proceeds from the December 2025 Danish Ship Finance Loan Facility and all securities created in favor of DSF were irrevocably and unconditionally released.
December 2022 Alpha Bank Loan Facility

On December 15, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $16,500 term loan for the purpose of partly financing the acquisition cost of the Paroship. The interest rate of the facility was equal to 2.90% plus term SOFR per annum. The principal was scheduled to be repaid over a four-year term, through four quarterly installments of $525, followed by twelve quarterly installments of $400 and a final balloon of $9,600 payable together with the last installment. The borrower was required to maintain minimum liquidity of $500 in its operating account. On October 22, 2024, the Company refinanced the facility using the proceeds from the October 2024 Alpha Bank Loan Facility and all securities created in favor of Alpha Bank were irrevocably and unconditionally released.

As of December 31, 2025, each of the facilities mentioned above was secured by a first priority mortgage over the respective vessel, general assignments covering the respective vessel’s earnings, charter parties, insurances and requisition compensation, account pledge agreements covering the vessel’s earnings accounts, technical and commercial managers’ undertakings, pledge agreements covering the shares of the applicable vessel-owning subsidiaries and a corporate guarantee by the Company. In addition, certain of these loan facilities were secured by specific charterparty assignments, for charterparties exceeding 13 months in duration and hedging assignment agreements.

Other Financial Liabilities - Sale and Leaseback Transactions

New Sale and Leaseback Activities during the year ended December 31, 2025

Huarong Friendship Sale and Leaseback

On March 13, 2025, the Company entered into a $16,500 sale and leaseback agreement for the Friendship with an affiliate of Huarong to refinance Tranche B of the August 2021 Alpha Bank Loan Facility, secured by the Friendship. The agreement became effective on March 20, 2025, upon the delivery of the Friendship to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Friendship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal amortizes in 20 quarterly installments of $443 along with a purchase obligation of $7,650 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.15% per annum. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal, as of December 31, 2025, was $15,173.

Huarong Squireship Sale and Leaseback

On March 13, 2025, the Company entered into a $18,000 sale and leaseback agreement for the Squireship with an affiliate of Huarong to refinance Tranche A of the August 2021 Alpha Bank Loan Facility, secured by the Squireship. The agreement became effective on March 20, 2025, upon the delivery of the Squireship to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Squireship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, with a purchase obligation at the end of the fifth year. The charterhire principal amortizes in twenty quarterly installments of $475 followed by a purchase obligation of $8,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.15% per annum. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal, as of December 31, 2025, was $16,575.
Kowa Blueship Sale and Leaseback

On August 6, 2025, the Company entered into a $22,500 sale and leaseback agreement for the Blueship with Kowa Kaiun Co. Ltd. and T.A.C.K. Shipping S.A. (collectively, “Kowa”) for the purpose of financing the purchase option cost of the Blueship. The agreement became effective on August 25, 2025, upon the delivery of the Blueship to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Blueship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel on a bareboat basis for a five-year period. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the second anniversary of the bareboat charter, while Kowa has a put option at the end of the fifth year. The charterhire principal amortizes in sixty monthly installments paid in advance at $268, along with the final purchase and put options of $6,429 payable at the expiry of the bareboat charter. The leaseback agreement bears an interest rate of 3-month term SOFR plus 2.40% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal, as of December 31, 2025, was $21,161.

Huarong Hellasship Sale and Leaseback

On December 29, 2025, the Company entered into a $24,675 sale and leaseback agreement for the Hellasship with an affiliate of Huarong to refinance the AVIC Hellasship Sale and Leaseback. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Hellaship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel on a bareboat basis for an eighty-one-month period, having a purchase obligation at the end of the bareboat agreement. The charterhire principal amortizes in 27 quarterly installments of $670 along with a purchase obligation of $6,585 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.00% per annum. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.

The agreement became effective on January 8, 2026, upon the delivery of the Hellasship to the lessor (Note 16).

Huarong Iconship Sale and Leaseback

On December 29, 2025, the Company entered into a $25,900 sale and leaseback agreement for the Iconship with an affiliate of Huarong to refinance the AVIC Iconship Sale and Leaseback. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Iconship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel on a bareboat basis for an eighty-one-month period, having a purchase obligation at the end of the bareboat agreement. The charterhire principal amortizes in 27 quarterly installments of $650 along with a purchase obligation of $8,350 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.00% per annum. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.

The agreement became effective on January 8, 2026, upon the delivery of the Iconship to the lessor (Note 16).

Huarong Patriotship Sale and Leaseback

On December 29, 2025, the Company entered into a $21,875 sale and leaseback agreement for the Patriotship with an affiliate of Huarong to refinance the AVIC Patriotship Sale and Leaseback. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Patriotship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel on a bareboat basis for an eighty-one-month period, having a purchase obligation at the end of the bareboat agreement. The charterhire principal amortizes in 27 quarterly installments of $688 along with a purchase obligation of $3,313 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.00% per annum. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.

The agreement became effective on January 8, 2026, upon the delivery of the Patriotship to the lessor (Note 16).

Existing Sale and Leaseback Agreements

Chugoku Bank Sale and Leaseback

On February 25, 2022, the Company entered into a sale and leaseback transaction with Chugoku Bank, Ltd. to refinance the prior indebtedness secured by the Partnership. The drawdown of the funds under the sale and leaseback agreement occurred on March 9, 2022. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remained with the Company and the Partnership was recorded as an asset on the Company’s balance sheet. The financing amount was $21,300 and the interest rate was SOFR plus a margin of 2.90% per annum. The principal was repayable over an eight-year term, through 32 quarterly installments averaging at approximately $590, followed by a purchase option of $2,388 at the expiration of the bareboat. Following the second anniversary of the bareboat charter, the Company had continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. As of December 31, 2025, the amount outstanding under the Chugoku Bank Sale and Leaseback was $12,567.

On March 9, 2026, the Company refinanced the outstanding amount of $11,976 (Note 16).

Evahline Sale and Leaseback

On March 29, 2023, the Company entered into a $19,000 sale and leaseback agreement with a subsidiary of Evahline Inc. (“Evahline”) for the refinancing of a pre-existing sale and leaseback agreement with Hanchen Limited, an affiliate of AVIC. The agreement became effective on April 6, 2023, upon the delivery of the Knightship to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Knightship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The Company sold and chartered back the vessel from Evahline on a bareboat basis for a six-year period. The applicable interest rate is 3-month term SOFR plus 2.80% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the six-year bareboat period, the ownership of the vessel will be transferred to the Company at no additional cost.  The Company is required to maintain a minimum value (as defined therein) of at least 120% of the charterhire principal. The charterhire principal amortizes in seventy-two consecutive monthly installments paid in advance averaging at $264. The charterhire principal as of December 31, 2025 was $10,292.

Village Seven Sale and Leaseback

On April 24, 2023, the Company entered into a $19,000 sale and leaseback agreement for the Lordship with Village Seven Co., Ltd and V7 Fune Inc. (collectively, “Village Seven”) to partially refinance the August 2021 Alpha Bank Loan Facility. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Lordship will continue to be recorded as an asset on the Company’s balance sheet.  The Company sold and chartered back the vessel from Village Seven on a bareboat basis for a period of four years and five months. The applicable interest rate is 3-month term SOFR plus 3.00% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the bareboat period, the Company has the option to repurchase the vessel at the price of $7,811, which the Company expects to exercise. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal amortizes in fifty-three consecutive monthly installments paid in advance averaging at $211. The charterhire principal as of December 31, 2025 was $12,018.

AVIC Hellasship Sale and Leaseback

On June 4, 2024, the Company entered into a $19,500 sale and leaseback agreement with Hao Leo Limited (“Hao Leo”), an affiliate of AVIC International Leasing Co., Ltd. to partially refinance the CMBFL Sale and Leaseback, secured by the Hellasship and Patriotship. The agreement became effective on June 28, 2024, upon the delivery of the Hellasship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remained with the Company and the Hellaship was recorded as an asset on the Company’s consolidated balance sheet. The charterhire principal was repayable in four quarterly installments of $700 followed by sixteen quarterly installments of $388 along with a purchase obligation of $10,500 at the expiry of the bareboat charter, while it bore an interest rate of 3-month term SOFR plus 2.55% per annum. The installments were paid in advance. The Company had continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. As of December 31, 2025, the amount outstanding under the AVIC Hellasship Sale and Leaseback was $15,538.
On January 8, 2026, the Company refinanced the outstanding amount of $15,538 using the proceeds from the Huarong Hellasship Sale and Leaseback (Note 16).

AVIC Iconship Sale and Leaseback

On June 4, 2024, the Company entered into a $21,905 sale and leaseback agreement with Hao Cancer Limited (“Hao Cancer”), an affiliate of AVIC International Leasing Co., Ltd. to partially finance the acquisition of the Iconship. The agreement became effective on June 11, 2024, upon the delivery of the vessel to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remained with the Company and the Iconship was recorded as an asset on the Company’s balance sheet. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal was repayable in four quarterly installments of $750 followed by sixteen quarterly installments of $463 along with a purchase obligation of $11,500 at the expiry of the bareboat charter, while it bore an interest rate of 3-month term SOFR plus 2.55% per annum. The installments were paid in advance. The Company had continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. As of December 31, 2025, the amount outstanding under the AVIC Iconship Sale and Leaseback was $17,517.

On January 8, 2026, the Company refinanced the outstanding amount of $17,517 using the proceeds from the Huarong Iconship Sale and Leaseback (Note 16).

AVIC Patriotship Sale and Leaseback
On June 4, 2024, the Company entered into a $16,874 sale and leaseback agreement with Hao Virgo Limited (“Hao Virgo”), an affiliate of AVIC International Leasing Co., Ltd. to partially refinance the CMBFL Sale and Leaseback, secured by the Hellasship and Patriotship. The agreement became effective on June 28, 2024, upon the delivery of the Patriotship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remained with the Company and the Patriotship was recorded as an asset on the Company’s balance sheet. The charterhire principal was repayable in four quarterly installments of $600 followed by sixteen quarterly installments of $311 along with a purchase obligation of $9,500 at the expiry of the bareboat charter, while it bore an interest rate of 3-month term SOFR plus 2.55% per annum. The installments were paid in advance. The Company had continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. As of December 31, 2025, the amount outstanding under the AVIC Patriotship Sale and Leaseback was $13,541.

On January 8, 2026, the Company refinanced the outstanding amount of $13,541 using the proceeds from the Huarong Patriotship Sale and Leaseback (Note 16).

Hinode Sale and Leaseback
On August 29, 2024, the Company entered into a $28,500 sale and leaseback agreement with Hinode Kaiun Co., Ltd and Sunmarine Maritime S.A. (collectively, “Hinode”) for the purpose of financing part of the acquisition cost of the Kaizenship. The agreement became effective on October 1, 2024, upon the delivery of the Kaizenship to the lessor. The Company sold and chartered back the vessel from Hinode on a bareboat basis for a six-year period, with a purchase obligation at the end of the sixth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Kaizenship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The charterhire principal amortizes in seventy-two consecutive monthly installments paid in advance at $288 each, bearing an interest rate of 1-month term SOFR plus 2.50% per annum. Following the fourth anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the bareboat period, the Company has an obligation to purchase the vessel at the price of $8,250. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal as of December 31, 2025 was $23,889.

Sale and Leaseback Agreements repaid during the year ended December 31, 2025 and 2024

Flagship Cargill Sale and Leaseback

On May 11, 2021, the Company entered into a $20,500 sale and leaseback agreement with Cargill for the purpose of financing part of the acquisition cost of the Flagship. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, with a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remained with the Company and the Flagship was recorded as an asset on the Company’s consolidated balance sheet. The implied average applicable interest rate was equivalent to 2% per annum. The charterhire principal was repayable in sixty monthly installments averaging approximately $175 each along with a purchase obligation of $10,000, payable at maturity. The Company had continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement. Additionally, at the time of repurchase, if the market value of the vessel was greater than certain threshold prices, as set forth in the agreement, the Company would pay to Cargill 15% of the difference between the market price and such threshold prices (the “Asset Upside Amount”). The Company recognized a participation liability of $1,106 as of December 31, 2024, which was included under “Other liabilities – non-current” in the consolidated balance sheets. On December 12, 2025, the Company exercised its option to purchase the Flagship for $10,920 by using the proceeds from the December 2025 Danish Ship Finance Loan Facility. On that date, as a result of the refinancing, an amount of $1,572 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the consolidated statements of income. The total participation liability at December 12, 2025 amounted to $2,216, of which $1,108 was paid upon the settlement of the sale and leaseback agreement and the remaining $1,108 will be applied against the vessel’s hire over the next couple of years under the extended time charter with Cargill. As of December 31, 2025, the amounts of $594 and $490 are included in “Accrued liabilities” and “Other liabilities, non-current”, respectively.
CMBFL Sale and Leaseback
On June 22, 2021, the Company entered into sale and leaseback agreements for the Hellasship and the Patriotship in the total amount of a $30,900 with CMB Financial Leasing (“CMBFL”) for the purpose of financing the outstanding acquisition price of both vessels. The financings bore interest at term SOFR plus a margin of 3.50% per annum. The Company had the option to buy back the vessels between the end of the second year until the end of the fifth year at predetermined prices as defined in the agreement. Under ASC 842-40, the transaction was accounted for as a financial liability. The charterhire principal was repayable in twenty quarterly installments of $780 each along with a balloon payment of $15,300 at maturity. On June 28, 2024, the facility was refinanced by the AVIC Hellasship Sale and Leaseback and the AVIC Patriotship Sale and Leaseback, while the outstanding charterhire principal of $21,540 was repaid in full. On that date, as a result of the refinancing, an amount of $649 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the consolidated statements of income.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear floating interest at SOFR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:
•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of December 31, 2025, the Company was in compliance with all covenants relating to its loan facilities as at that date.
As of December 31, 2025, ten of the Company’s owned vessels, having a net carrying value of $264,062, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s ten bareboat chartered vessels, having a net carrying value of $242,480 as of December 31, 2025, have been financed through sale and leaseback agreements. As is in typical leaseback agreements, the title of ownership is held by the relevant lenders.
The annual principal payments required to be made after December 31, 2025 for all long-term debt and other financial liabilities, taking into consideration the reclassification of short-term obligations refinanced to long-term for the sale and leaseback agreements with Huarong and BOCL (Note 16), are as follows:
Twelve-month periods ending December 31,	Amount
2026	56,903
2027	59,243
2028	43,233
2029	50,519
Thereafter	84,060
Total	293,958